Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2024
LVIP PIMCO Low Duration Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP PIMCO Low Duration Bond Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP PIMCO Low Duration Bond Fund (the “Fund”) is to seek a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 383% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	383.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Pacific Investment Management Company (PIMCO) (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on a forecast for interest rates by the Sub-Adviser. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 20203.56%Lowest Quarterly ReturnQ1 2022(3.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/23
LVIP PIMCO Low Duration Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
LVIP PIMCO Low Duration Bond Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
LVIP PIMCO Low Duration Bond Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
LVIP PIMCO Low Duration Bond Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
LVIP PIMCO Low Duration Bond Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP PIMCO Low Duration Bond Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
LVIP PIMCO Low Duration Bond Fund | Below Investment Grade Junk Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
LVIP PIMCO Low Duration Bond Fund | US Treasury Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
LVIP PIMCO Low Duration Bond Fund | Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
LVIP PIMCO Low Duration Bond Fund | Collateralized Debt Obligations CDOs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
LVIP PIMCO Low Duration Bond Fund | Convertible Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
LVIP PIMCO Low Duration Bond Fund | High Yield Loan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
LVIP PIMCO Low Duration Bond Fund | Mortgage-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
LVIP PIMCO Low Duration Bond Fund | Prepayment Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
LVIP PIMCO Low Duration Bond Fund | Variable and Floating Rate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Variable and Floating Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. Certain of these securities may be subject to greater liquidity risks.
LVIP PIMCO Low Duration Bond Fund | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
LVIP PIMCO Low Duration Bond Fund | Short Sale Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
LVIP PIMCO Low Duration Bond Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP PIMCO Low Duration Bond Fund | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
LVIP PIMCO Low Duration Bond Fund | Currency Management Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
LVIP PIMCO Low Duration Bond Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
LVIP PIMCO Low Duration Bond Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
LVIP PIMCO Low Duration Bond Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested. The use of leverage may also increase the Fund’s duration and sensitivity to interest rate environments.
LVIP PIMCO Low Duration Bond Fund | Borrowing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Borrowing Risk. Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.
LVIP PIMCO Low Duration Bond Fund | Dollar Rolls Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Dollar Rolls Risk. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
LVIP PIMCO Low Duration Bond Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
LVIP PIMCO Low Duration Bond Fund | Reverse Repurchase Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund.
LVIP PIMCO Low Duration Bond Fund | Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
LVIP PIMCO Low Duration Bond Fund | When-Issued Securities Delayed Delivery Securities and Forward Commitments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
LVIP PIMCO Low Duration Bond Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP PIMCO Low Duration Bond Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.76%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	235
5 years	rr_ExpenseExampleYear05	415
10 years	rr_ExpenseExampleYear10	$ 935
2015	rr_AnnualReturn2014	1.57%
2016	rr_AnnualReturn2015	2.63%
2017	rr_AnnualReturn2016	1.68%
2018	rr_AnnualReturn2017	1.16%
2019	rr_AnnualReturn2018	3.37%
2020	rr_AnnualReturn2019	4.09%
2021	rr_AnnualReturn2020	(0.64%)
2022	rr_AnnualReturn2021	(4.88%)
2023	rr_AnnualReturn2022	4.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
1 year	rr_AverageAnnualReturnYear01	4.87%
5 years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
LVIP PIMCO Low Duration Bond Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.01%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	$ 95
3 years	rr_ExpenseExampleYear03	314
5 years	rr_ExpenseExampleYear05	550
10 years	rr_ExpenseExampleYear10	$ 1,229
1 year	rr_AverageAnnualReturnYear01	4.61%
5 years	rr_AverageAnnualReturnYear05	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
LVIP PIMCO Low Duration Bond Fund | ICE Bank of America 1-3 Yr US Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.26%
5 years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%

[1]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.050% on the first $500 million of the Fund’s average daily net assets; and 0.075% of the Fund’s average daily net assets in excess of $500 million. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and Interest Expense) exceed 0.50% of the Fund’s average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.